ACCOUNTS AND NOTES PAYABLE (Tables)	12 Months Ended
Dec. 31, 2024
Accounts And Notes Payable
SCHEDULE OF ACCOUNTS AND NOTES PAYABLE	Accounts and notes payable consisted of the following:
	December 31, 2024	December 31, 2023
	US$’000	US$’000

Accounts payable	14,382	14,824
Notes payable	-	-
Total	14,382	14,824